Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Property, plant and equipment, net, as of March 31, 2013 and December 31, 2012 were as follows:

	Useful Life	March 31, 2013	December 31, 2012
	(in years)	(in thousands)
Land		$2,254	$2,254
Construction in progress		3,856	5,053
Buildings and improvements	4 to 40	1,567	1,432
Processing and treating plants	8 to 40	98,133	98,106
Pipelines	5 to 40	168,094	163,447
Compressors	4 to 20	9,085	8,957
Equipment	8 to 20	4,908	4,785
Computer software	5	2,011	1,950
Total property, plant and equipment		289,908	285,984
Accumulated depreciation		(67,821)	(62,165)
Property, plant and equipment, net		$222,087	$223,819